UNCONSOLIDATED STRUCTURED ENTITIES (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets of the entities	$ 177,384,196	$ 160,637,866
Total assets in relation to the Bank's interests in the unconsolidated structured entities	8,512,660	8,099,991
The Bank's maximum exposure	8,512,660	8,099,991
Fees income	561,942	477,899
Fair value through profit or loss | Investments
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank's interests in the unconsolidated structured entities	68,710	80,436
Fair value through other comprehensive income | Investments
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank's interests in the unconsolidated structured entities	8,649	22,149
Loans and advances to customers | Loans and advances
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank's interests in the unconsolidated structured entities	8,435,301	7,997,406
Securitisation
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets of the entities	792,368	1,028,501
Total assets in relation to the Bank's interests in the unconsolidated structured entities	77,359	102,585
The Bank's maximum exposure	77,359	102,585
Fees income	3,065	3,763
Securitisation | Fair value through profit or loss | Investments
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank's interests in the unconsolidated structured entities	68,710	80,436
Securitisation | Fair value through other comprehensive income | Investments
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank's interests in the unconsolidated structured entities	8,649	22,149
The Bank's managed funds
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets of the entities	176,591,828	159,609,365
Total assets in relation to the Bank's interests in the unconsolidated structured entities	8,435,301	7,997,406
The Bank's maximum exposure	8,435,301	7,997,406
Fees income	558,877	474,136
The Bank's managed funds | Loans and advances to customers | Loans and advances
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank's interests in the unconsolidated structured entities	$ 8,435,301	$ 7,997,406